Financial instruments risk, Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liquidity risk [Abstract]
Trade payables	$ 350,653	$ 437,382
Accounts payable and accrued expenses	340,744	503,874
Related parties	147,098	165,280
Leasing liabilities	167,579	287,075
Financial debt	$ 76,513	$ 67,505
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	70.00%	52.00%
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 350,653	$ 437,382
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	38,426	33,569
Financial debt	9,606	10,424
Total financial liabilities	398,685	481,375
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	340,744	503,874
Related parties	147,098	165,280
Leasing liabilities	28,717	35,360
Financial debt	54,533	24,606
Total financial liabilities	571,092	729,120
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	49,573	167,284
Financial debt	12,374	28,535
Total financial liabilities	61,947	195,819
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	50,863	50,862
Financial debt	0	3,940
Total financial liabilities	$ 50,863	$ 54,802